Other non-current assets (Details) ¥ in Thousands, $ in Thousands	Aug. 31, 2018 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2017 CNY (¥)
Other non-current assets
Rental deposits	$ 12,532	¥ 85,596	¥ 50,634
Prepayment for long-term investments	24,213	165,377	3,953
Others	21	145
Total	$ 36,766	¥ 251,118	¥ 54,587